Document and Entity Information	Feb. 17, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000894315
Document Type	8-K
Document Period End Date	Feb. 17, 2021
Entity Registrant Name	SITE Centers Corp.
Entity Incorporation State Country Code	OH
Entity File Number	1-11690
Entity Tax Identification Number	34-1723097
Entity Address, Address Line One	3300 Enterprise Parkway
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	(216)
Local Phone Number	755-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, Par Value $0.10 Per Share
Trading Symbol	SITC
Security Exchange Name	NYSE
Depositary Shares Each Representing 120 Of A Share Of 6375 Class A Cumulative Redeemable Preferred Shares Without Par Value 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing 1/20 of a share of 6.375% Class A Cumulative Redeemable Preferred Shares without Par Value
Trading Symbol	SITC PRA
Security Exchange Name	NYSE
Depositary Shares Each Representing 120 Of Share Of 625 Class K Cumulative Redeemable Preferred Shares Without Par Value 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing 1/20 of a share of 6.25% Class K Cumulative Redeemable Preferred Shares without Par Value
Trading Symbol	SITC PRK
Security Exchange Name	NYSE